Income taxes - Summary of Income Tax Expense (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax expense	€ (757,413)	€ (131,921)	€ (16,088)
Deferred tax benefit	78,326	61,804	99,339
Income tax (expense) / benefit	€ (679,087)	€ (70,117)	€ 83,251